Legal Actions	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Legal Actions

Note 12: Legal Actions
The Company is involved in a number of judicial, regulatory, governmental, arbitration, and other proceedings or investigations that expose the Company to potential financial losses or other adverse consequences. These proceedings and investigations include actions brought against Wells Fargo and/or our subsidiaries with respect to corporate-related matters and transactions in which Wells Fargo and/or our subsidiaries were involved. In addition, Wells Fargo and our subsidiaries may be requested to provide information to or otherwise cooperate with government authorities in the conduct of investigations of other persons or industry groups. We recognize accruals for legal actions when potential losses associated with the actions become probable and the costs can be reasonably estimated. For such accruals, we recognize the amount we consider to be the best estimate within a range of potential losses that are both probable and estimable. If we cannot determine a best estimate, we recognize the amount at the low end of the range of those potential losses. There can be no assurance as to the ultimate outcome of legal actions, including the matters described below, and the actual costs of resolving legal actions may be substantially higher or lower than the amounts accrued for those actions.
ADVISORY ACCOUNT CASH SWEEP LITIGATION. Putative class actions have been filed in federal district courts alleging that the Company breached its fiduciary duties or agreements with regard to rates paid to investment advisory clients in its cash sweep program. These actions have been consolidated in the United States District Court for the Northern District of California.

ANTI-MONEY LAUNDERING AND ECONOMIC SANCTIONS RELATED INVESTIGATIONS. Government authorities are conducting inquiries or investigations regarding issues related to the Company’s anti-money laundering and sanctions programs. On September 12, 2024, the Company announced that Wells Fargo Bank, N.A. entered into a formal agreement with the Office of the Comptroller of the Currency (OCC) related to the bank’s anti-money laundering and sanctions risk management practices.

COMPANY 401(K) PLAN LITIGATION. On September 26, 2022, participants in the Company’s 401(k) plan filed a putative class action in the United States District Court for the District of Minnesota alleging that the Company violated the Employee Retirement Income Security Act of 1974 in connection with certain transactions associated with the Employee Stock Ownership Plan feature of the Company’s 401(k) plan, including the manner in which the 401(k) plan purchased certain securities used in connection with the Company’s contributions to the 401(k) plan. On December 8, 2025, the court granted preliminary approval of an agreement pursuant to which the Company agreed to pay $84 million to resolve the lawsuit.
FAIR ACCESS TO BANKING INVESTIGATIONS. Government agencies are conducting inquiries or investigations related to fair access to banking, including pursuant to Executive Order 14331 (Guaranteeing Fair Banking for All Americans), which directed a review by certain government agencies of financial institutions’ policies and practices for providing, maintaining, or discontinuing financial products or services to customers or potential customers.

HIRING PRACTICES MATTERS. Government agencies, including the United States Department of Justice and the United States Securities and Exchange Commission (SEC), have undertaken formal or informal inquiries or investigations regarding the Company’s hiring practices related to diversity. The United States Department of Justice and the SEC have since closed their investigations without taking action. A securities fraud class action has also been filed in the United States District Court for the Northern District of California alleging that the Company and certain of its executive officers made false or misleading statements about the Company’s hiring practices related to diversity. On November 13, 2025, the court granted preliminary approval of an agreement pursuant to which the Company agreed to pay $85 million to resolve the securities fraud class action. Allegations related to the Company’s hiring practices related to diversity are also among the subjects of a shareholder derivative lawsuit pending in the United States District Court for the Northern District of California. On January 13, 2026, the court granted preliminary approval of an agreement to resolve the shareholder derivative lawsuit.

HOME MORTGAGE DISCRIMINATION LITIGATION. Plaintiffs proposing to represent a class of home mortgage applicants and customers filed putative class actions against Wells Fargo alleging that Wells Fargo’s mortgage lending policies and practices resulted in disparate treatment and disparate impact against minority applicants. These actions have been consolidated in the United States District Court for the Northern District of California. In August 2025, the district court denied class certification and plaintiffs’ interlocutory appeal of the decision was denied in January 2026. Similar allegations related to the Company’s home mortgage lending practices are also among the subjects of a shareholder derivative lawsuit pending in the United States District Court for the Northern District of California. On January 13, 2026, the court granted preliminary approval of an agreement to resolve the shareholder derivative lawsuit.

INTERCHANGE LITIGATION. Plaintiffs representing a class of merchants have filed putative class actions, and individual merchants have filed individual actions, alleging that Visa and Mastercard, as well as certain payment card issuing banks including Wells Fargo, unlawfully colluded to set interchange rates associated with Visa and Mastercard payment card transactions and that enforcement of certain Visa and Mastercard rules and alleged tying and bundling of services offered to merchants were anticompetitive. These actions have been consolidated in the United States District Court for the Eastern District of New York. Wells Fargo, along with other defendants and entities, are parties to loss and judgment sharing agreements, which provide that they, along with other entities, will share, based on a formula, in any losses or judgments from the relevant litigation. In July 2012, Visa, Mastercard, and the financial institution defendants, including Wells Fargo, agreed to pay a total of approximately $6.6 billion in order to settle the consolidated action. Several merchants opted out of the settlement and are pursuing individual actions. In June 2016, the United States Court of Appeals for the Second Circuit vacated the settlement agreement and reversed and remanded the consolidated action to the district court for further proceedings. In November 2016, the district court appointed lead class counsel for a damages class and an equitable relief class.
The parties entered into a settlement agreement to resolve the damages class claims pursuant to which defendants agreed to pay a total of approximately $6.2 billion, which includes approximately $5.3 billion of funds remaining in escrow from the 2012 settlement and $900 million in additional funding. Wells Fargo’s allocated responsibility for the additional funding is approximately $94.5 million. The court granted final approval of the settlement on December 13, 2019, which was affirmed by the Second Circuit on March 15, 2023. On September 27, 2021, the district court granted the plaintiffs’ motion for class certification in the equitable relief case. On November 10, 2025, Visa and Mastercard entered into a settlement agreement, subject to court approval, to resolve the equitable relief class claims. Some of the opt-out and direct-action cases have been settled while others remain pending.

SEMINOLE TRIBE TRUSTEE LITIGATION. The Seminole Tribe of Florida filed a complaint in Florida state court alleging that Wells Fargo, as trustee, charged excess fees in connection with the administration of a minor’s trust and failed to invest the assets of the trust prudently. The complaint was later amended to include three individual current and former beneficiaries as plaintiffs and to remove the Tribe as a party to the case. In March 2025, a trial verdict was entered against Wells Fargo. Wells Fargo has appealed.
OUTLOOK. As described above, the Company recognizes accruals for legal actions when potential losses associated with the actions become probable and the costs can be reasonably estimated. The high end of the range of reasonably possible losses in excess of the Company’s accrual for probable and estimable losses was approximately $1.7 billion as of December 31, 2025. The outcomes of legal actions are unpredictable and subject to significant uncertainties, and it is inherently difficult to determine whether any loss is probable or even possible. It is also inherently difficult to estimate the amount of any loss and there may be matters for which a loss is probable or reasonably possible but not currently estimable. Accordingly, actual losses may be in excess of the recognized accrual or the range of reasonably possible loss. Based on information currently available, advice of counsel, available insurance coverage, and established reserves, Wells Fargo believes that the eventual outcome of the actions against Wells Fargo and/or its subsidiaries will not, individually or in the aggregate, have a material adverse effect on Wells Fargo’s consolidated financial condition. However, it is possible that the ultimate resolution of a matter, if unfavorable, may be material to Wells Fargo’s results of operations for any particular period.